Intangible assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		$ 1,056,771,000		$ 2,392,388,000
Balance at the beginning of the year				1,076,405,000
Additions		57,529,000	[1]	21,821,000	[2]
Amortization		(82,334,000)		(71,379,000)
Impairment (loss) reversal of long-lived assets		(13,749,000)
[custom:DerecognitionOfIntangibleAssets]	[1]	(9,382,000)
Foreign exchange effect		3,811,000		(2,666,000)
Transfers		4,281,000		748,000
Balance at the end of the year		1,016,927,000		1,056,771,000
Reclassification of intengible assets	[3]			31,851,000
Balance at the beginning of the year				1,108,256,000
Disposals				(9,000)
Intangible assets amortized		$ 46,100,000
Description of energy resources agreement		Brazilian Electric Energy Chamber (“CCEE”) finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to the Generation Scaling Factor (“GSF”). After evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency (“ANEEL”) and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and Enercan – 3 years and 6 months of extended concession period: USD 8,957).
Goodwill		$ 95,484,000				$ 249,082,000
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		406,228,000		406,434,000
Impairment (loss) reversal of long-lived assets		(61,856,000)
Foreign exchange effect		195,000		(206,000)
Balance at the end of the year		344,567,000		406,228,000
Balance at the beginning of the year				406,434,000
Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		612,270,000		648,870,000
Additions	[1]	57,529,000
Amortization		(76,695,000)		(67,829,000)
Impairment (loss) reversal of long-lived assets		48,107,000
Foreign exchange effect		3,661,000		(622,000)
Transfers		2,546,000
Balance at the end of the year		647,418,000		612,270,000
Reclassification of intengible assets	[3]			31,851,000
Balance at the beginning of the year				680,721,000
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		38,273,000		21,101,000
Additions	[2]			21,821,000
Amortization		(5,639,000)		(3,550,000)
[custom:DerecognitionOfIntangibleAssets]	[1]	(9,382,000)
Foreign exchange effect		(45,000)		(1,838,000)
Transfers		1,735,000		748,000
Balance at the end of the year		24,942,000		38,273,000
Balance at the beginning of the year				21,101,000
Disposals				(9,000)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		2,537,627,000
Balance at the end of the year		2,532,169		2,537,627,000
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		673,570,000		673,776,000
Balance at the end of the year		611,909,000		673,570,000
Gross carrying amount [member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		1,791,643,000		1,665,149,000
Balance at the end of the year		1,855,014,000		1,791,643,000
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		72,414,000		53,463,000
Balance at the end of the year		65,246,000		72,414,000
Accumulated Depreciation Amortization And Impairment [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year				(1,315,983,000)
Balance at the beginning of the year		(1,480,856,000)
Balance at the end of the year		(1,515,242,000)		(1,480,856,000)
Accumulated Depreciation Amortization And Impairment [Member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(267,342,000)		(267,342,000)
Balance at the end of the year		(267,342,000)		(267,342,000)
Accumulated Depreciation Amortization And Impairment [Member] | Mining rights [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(1,179,373,000)		(1,016,279,000)
Balance at the end of the year		(1,207,596,000)		(1,179,373,000)
Accumulated Depreciation Amortization And Impairment [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year		(34,141,000)		(32,362,000)
Balance at the end of the year		$ (40,304,000)		$ (34,141,000)

[1]

The main addition is related to the offtake agreement signed on January 25, 2022 to sell 100% of the copper concentrate to be produced by Aripuanã for a specified period. As explained in note 16, this agreement replaced the obligation of future royalty payments arising from the acquisition of mining rights by the Company for the Aripuanã project. The fair value of this agreement on its

[2]	As described in the audited consolidated financial statements for the year ended on December 31, 2021, in 2021, the Brazilian Electric Energy Chamber (“CCEE”) finalized the necessary calculations for the extension of the concession period for the energy power plants that were affected by the increased costs related to the Generation Scaling Factor (“GSF”). After evaluating the amounts involved, NEXA agreed to accept the renegotiation agreement with the Brazilian Electricity Regulator Agency (“ANEEL”) and to waive any future judicial claim related to the increased GSF costs. This had an impact of USD 19,407 (Picada – 5 years of extended concession period: USD 4,592; Armador Aguiar I – 6 years and 2 months of extended concession period: USD 3,293; Igarapava – 2 years and 7 months of extended concession period: USD 2,565; and Enercan – 3 years and 6 months of extended concession period: USD 8,957). These amounts were recorded as an Intangible asset against recovered energy costs in the income statement within Cost of sales, and will be amortized using the straight-line method until the end of the extended concession period without any direct cash benefit in 2021.
[3]	The Company identified USD 31,851 of legal mining rights that were being classified as Mining projects within Property, plant and equipment, instead of as Rights to use natural resources within Intangible assets. Given the nature of this reclassification, which is entirely between Property, plant and equipment and Intangible assets, the Company made an out-of-period adjustment, to account for the correct classification of those legal mining rights as of December 31, 2021.